Lease agreements (Tables)	12 Months Ended
Dec. 31, 2019
Presentation of leases for lessee [abstract]
Schedule of undiscounted future cash flows of lease liabilities

(in millions of euros)	December	2020	2021	2022	2023	2024	2025 and
	31, 2019						beyond

Undiscounted lease liabilities	7,142	1,280	1,194	900	749	821	2,197

Schedule of right-of-use-assets

(in millions of euros)	December 31, 2019				January 1, 2019
	Gross value	Accumulated	Accumulated	Net book	Net book value
		depreciation	impairment	value
		and
		amortization
Land and buildings	6,071	(1,106)	(176)	4,789	4,834
Networks and terminals	1,802	(494)	—	1,308	1,359
IT equipment	116	(87)	0	29	33
Other right-of-use	198	(61)	0	137	122
Total right-of-use assets	8,187	(1,748)	(176)	6,263	6,347

(in millions of euros)	December 31, 2019
Net book value of right-of-use assets - in the opening balance	6,347
Increase (new right-of-use assets) (1)	1,009
Impact of changes in the scope of consolidation	18
Depreciation and amortization (2)	(1,239)
Impairment (3)	(33)
Impact of changes in the assessments	169
Translation adjustment	21
Reclassifications and other items	(28)
Reclassifications to assets held for sale	—
Net book value of right-of-use assets - in the closing balance	6,263

(1)	Including 25 million euros related to sale and leaseback transactions.
(2)	Including right-of-use assets depreciation and amortization expenses of land and buildings for (880) million euros, networks and terminals for (297) million euros, IT equipment for (12) million euros and other right-of-use assets for (50) million euros.
(3)	Impairment losses on right-of-use assets concern real estate leases qualified as onerous contracts in France.